Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Domestic
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 5,738	$ 5,040
Domestic | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5,577	4,880
Domestic | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,638	1,514
Domestic | Level 1, 2 and 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	195	160
Domestic | Level 1, 2 and 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	(130)
Domestic | Level 1, 2 and 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,982	435
Domestic | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	688	934
Domestic | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	362	630
Domestic | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	44
Domestic | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	8
Domestic | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	814	972
Domestic | Level 1, 2 and 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	15	69
Domestic | Level 1, 2 and 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	114
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,201	2,421
Domestic | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,638	1,514
Domestic | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	195	160
Domestic | Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
Domestic | Level 1 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	362	630
Domestic | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	3
Domestic | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 1 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	114
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3,376	2,459
Domestic | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	(130)
Domestic | Level 2 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,982	435
Domestic | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	688	934
Domestic | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	44
Domestic | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	5
Domestic | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	814	972
Domestic | Level 2 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	15	69
Domestic | Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0
Domestic | Level 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Domestic | NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	134	130
Domestic | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	27	30
Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,529	1,316
Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,370	1,094
Foreign | Level 1, 2 and 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	126
Foreign | Level 1, 2 and 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	129	194
Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,091	418
Foreign | Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20	356
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20	356
Foreign | Level 1 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20	356
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,350	738
Foreign | Level 2 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	126
Foreign | Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	129	194
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,091	418
Foreign | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Sovereign government obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 159	$ 222